INCOME TAXES - Schedule of Effective Income Tax Expense Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Irish Statutory tax rate	12.50%
(Benefit) expense computed at the Irish statutory rate of 12.5%	$ 8,863	$ (5,569)	$ 7,388
Foreign income taxed at different rates	373	5,258	8,247
Change in valuation allowances	5,183	966	2,824
Expenses not deductible for income tax purposes	2,670	4,497	1,467
Income not taxable	(4,238)	0	0
Interest expense not deductible for income tax purposes	1,365	0	0
Changes in unrecognized tax benefits, net of indirect benefits	(37,763)	(18,263)	(648)
Recognition of deferred tax assets in respect of prior periods	(4,523)	0	0
Changes in estimates made in respect of prior periods	(6,010)	(63)	(678)
Other items	21	(159)	(470)
Total	$ (34,059)	$ (13,333)	$ 18,130